1 Corporate information (Details Narrative) € / shares in Units, € in Thousands, R$ in Thousands						12 Months Ended
	Jul. 23, 2019 BRL (R$)	Jul. 23, 2019 EUR (€) € / shares shares	Jul. 07, 2019	Jun. 18, 2019	Mar. 29, 2019	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2019 EUR (€) shares	Aug. 13, 2019	Jul. 18, 2019 shares	May 09, 2019	Apr. 03, 2019	Dec. 31, 2018 shares
Disclosure of subsidiaries [line items]
Description of exchanging and rights of shares			Exchanging one common share as 28 Class A or Class B common shares
Number of shares issed (shares) | shares						89,744,275	89,744,275					1,443,541
Share issuance costs						R$ 79,670
Transferred amount to bank accounts						R$ 961,438
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired											90.00%
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired										100.00%
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired								100.00%
United States of America, Dollars
Disclosure of subsidiaries [line items]
Transferred amount to bank accounts | €							€ 251,800
Class B Common Shares [Member]
Disclosure of subsidiaries [line items]
Description of exchanging and rights of shares			Class B common shares is entitled to 10 votes per share
Class A Common Shares [Member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares		13,888,887
Class A Common Shares [Member] | Initial Public Offering [Member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares		15,805,841							13,744,210
Proceeds from issue of shares	R$ 992,778
Net proceeds from issue of shares	913,108
Fee and commission expense	59,566
Other offering expenses	20,104
Share issuance costs	R$ (79,670)
Class A Common Shares [Member] | Initial Public Offering [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Par value per share | € / shares		€ 19.00
Proceeds from issue of shares | €		€ 263,888
Net proceeds from issue of shares | €		242,711
Fee and commission expense | €		15,833
Other offering expenses | €		€ 5,344
Class A Common Shares [Member] | Initial Public Offering [Member] | Underwriters [Member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares		1,916,954
Class A Common Shares [Member] | Over Allotments [Member] | Underwriters [Member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares		2,061,631
Guardaya Empreendimentos and Participacoes S.A. ("Guardaya") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Medcel Editora and CBB Web [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Percentage of voting equity interests acquired					100.00%	100.00%	100.00%
Uniao Educacional Do Planalto Central S.A. ("UEPC") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				15.00%	15.00%
Percentage of voting equity interests acquired					15.00%